DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Liability Tables
Derivative liability

The following table summarizes fair value measurements by level at September 30, 2018 for assets and liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivative liability	$-	$-	$(806,379)	$(806,379)

The following table summarizes fair value measurements by level at December 31, 2017 for assets and liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivative liability	$-	$-	$(90,738)	$(90,738)

	Level I	Level II	Level III	Total

Derivative liability	$—	$—	$(90,738)	$(90,738)

Derivative liability assumptions used

September 30, 2018
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%
Expected stock price volatility	146.68%
Expected dividend payout	-
Expected option life (in years)	1
Expected forfeiture rate	0%

December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.20%
Expected stock price volatility	75.43%
Expected dividend payout	-
Expected option life (in years)	1
Expected forfeiture rate	0%

Reconciliation of derivative liabilities
September 30, 2018
Value at December 31, 2017	$90,738
Increase in value	418,042
Initial value at debt issuance	297,599
Value at September 30, 2018	$806,379

December 31, 2017
Value at December 31, 2016	$-
Initial value at the debt issuance	832,846
Decrease in value	(742,108)
Value at December 31, 2017	$90,738